Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
 Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2012	$36,927
2013	31,564
2014	26,582
2015	20,088
2016	16,681
Thereafter	26,884

Total	$158,726